Stated Capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of stated capital

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

Balance at beginning of the year	3,871.5	3,871.5
Balance at end of the year	3,871.5	3,871.5

	Number of shares in issue	Number of shares in issue

In issue at 1 January	891,378,571	887,717,348
Exercise of employee share options	2,162,242	3,661,223
In issue at 31 December	893,540,813	891,378,571
Authorised	2,000,000,000	2,000,000,000

Summary of beneficial shareholders	The following beneficial shareholders hold 3% or more of the Company’s listed ordinary shares at 31 December 2023:

	Number of shares	% of issued ordinary shares

Public Investment Corporation (Government Employees Pension Fund)	165,818,753	18.56%
VanEck Vectors Gold Miners ETF	44,398,152	4.97%